Other Liabilities (Details) - Components of Other Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Other Liabilities [Abstract]
Accrued interest payable	$ 391	$ 395	$ 315
Supplemental Executive Retirement Plan		1,091	828
Accrued salary expense		689	609
Other		449	368
Total		$ 2,624	$ 2,120